Note 1 - Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1. Basis of Presentation and General Information

Euroseas Ltd. was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship owning companies in existence at that time. Euroseas Ltd, through its wholly owned vessel owning subsidiaries (collectively the “Company”) is engaged in the ocean transportation of drybulk commodities and containers through ownership and operation of drybulk vessels and containerships.

The operations of the vessels are managed by Eurobulk (“Management Company”) and Eurobulk FE
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(collectively the “Management Companies”), corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite 1003, 10th Floor Ma. Natividad Building, 470 T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 5).

The Pittas family is the controlling shareholder of Friends Investment Company Inc. which, in turn, owns 30.8% of the Company’s shares as of September 30, 2016.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2015 as filed with the Securities and Exchange Commission (“SEC”) on Form 20-F.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the nine month period ended September 30, 2016 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2016.

As of September 30, 2016, the Company had a cash balance of $1.73 million, funds due to a related company of $0.14 million and cash in restricted retention accounts of $7.07 million and a working capital surplus of $14.45 million which includes the deposits from our cancelled newbuilding contracts for Hull DY 160 and Hull DY 161 of $8.59 million and $8.37 million expected to be received in the second and third quarter of 2017, respectively. As noted in Note 6, the Company has also refinanced certain of its loans to defer balloon payments.

The Company has sufficient cash flow to meet its obligations in the subsequent twelve months. Consequently, the consolidated financial statements have been prepared on a going concern basis. The Company intends to satisfy any short term working capital requirements that might arise via cash flow from operations, drawings from a loan facility from an affiliate, proceeds from potential sale of vessels, and by proceeding with the execution of a previously announced at-the-market offering, among other options.